Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax provision
The Company files income tax returns in the U.S. federal and Connecticut jurisdictions and is subject to examination. The income tax provision consists of the following:

	For the Year Ended December 31, 2022	For the Period from January 28, 2021 (inception) through December 31, 2021
Current
Federal	$309,320	$—
State	—	—
Deferred
Federal	(15,220)	(290,181)
State	—
Valuation allowance	15,220	290,181
Income tax provision	$309,320	$—
The Company does not have any current or deferred taxes in either the United States or our foreign operations.
Summary of significant components of the Company's deferred tax assets
The Company’s net deferred tax assets are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Start-up/Organization costs	$305,401	$210,307
Net operating loss carryforwards	—	79,874
Total deferred tax assets	305,401	290,181
Valuation allowance	(305,401)	(290,181)
Deferred tax asset, net of allowance	$—	$—
Significant components of deferred tax assets and liabilities were as follows (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss and credit carryforwards	$133,537	$107,979
Stock-based compensation	2,071	—
Operating lease liability	2,473	1,878
Accrued bonus	1,514	981
Accrued expenses	239	1,566
Deferred revenue	126	309
Equity method investment	2,040	1,243
Other	460	925
	$142,460	$114,881

Valuation allowance	(139,562)	(113,276)
Net deferred tax asset	$2,898	$1,605
Deferred tax liabilities:
Operating lease asset	(2,125)	(1,429)
Other	(773)	(176)
Total deferred tax liabilities	$(2,898)	$(1,605)

Net deferred income tax assets and liabilities:	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	For the Year Ended December 31, 2022	For the Period from January 28, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	59.4%	(855.9)%
Offering costs allocated to derivative warrant liabilities	0.0%	214.0%
Gain from settlement of deferred underwriting commissions	3.4%	—%
Capitalized merger costs	(111.9)%	—%
Change in valuation allowance	(1.5)%	620.9%
Income tax expense	(29.6)%	0.0%
The following table is a reconciliation of income taxes computed at the statutory federal income tax rate (21.0% federal income tax rate in the United States for 2022 and 2021) to the income tax expense (benefit) reflected in the consolidated statement of operations and comprehensive loss (in thousands, except percentages):

	Year Ended December 31,
	2022		2021

Income tax (benefit) at the statutory federal income tax rate	$(16,035)	21.0%	$(9,805)	21.0%
Foreign tax rate differential	(72)	0.1%	(605)	1.3%
State and local taxes	(6,961)	9.1%	(4,068)	8.7%
Foreign exchange differences	—	—%	(143)	0.3%
Stock-based compensation	288	(0.4)%	501	(1.1)%
Interest income on receivable	—	—%	882	(1.9)%
Equity method investment	(701)	0.9%	(443)	0.9%
Non-deductible legal costs	—	—%	1,291	(2.8)%
Gain from redomiciliation of intellectual property	—	—%	4,890	(10.5)%
Valuation allowance	26,286	(34.4)%	7,958	(17.0)%
PPP loan forgiveness	—	—%	$(644)	1.4%
Deferred True-Up	(2,836)	3.7%	—	—%
Other	31	—%	186	(0.3)%
Total income tax benefit	$—	—%	$—	—%